Investments In And Loan Receivables From Affiliated Companies	12 Months Ended
Mar. 31, 2012
Investments In And Loan Receivables From Affiliated Companies

3. INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFILIATED COMPANIES

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Loan receivables—current	¥5,919	¥—
Loan receivables—noncurrent	370	234
Investments	17,601	16,335

	¥23,890	¥16,569

The amounts of loan receivables-current are recorded in other current assets on the consolidated balance sheets. The amounts of loan receivables-noncurrent and investments are recorded in investments in and loan receivables from affiliated companies on the consolidated balance sheets.

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2012	2011
Current assets	¥60,059	¥54,358
Noncurrent assets	56,293	59,853
Total assets	116,352	114,211
Current liabilities	60,623	59,068
Long-term liabilities	15,143	16,083

Net assets	¥40,586	¥39,060

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Revenues	¥231,133	¥222,694	¥210,492
Cost of revenues	167,905	162,836	155,350
Net income	3,038	1,442	873

Trade notes and accounts receivable from affiliated companies at March 31, 2012 and 2011 were ¥22,742 million and ¥21,885 million, respectively.

Revenues from affiliated companies aggregated ¥64,868 million, ¥63,886 million and ¥65,246 million for the years ended March 31, 2012, 2011, and 2010, respectively.

Cash dividends received from affiliated companies were ¥71 million, ¥69 million and ¥72 million for the years ended March 31, 2012, 2011, and 2010, respectively.

Retained earnings include net undistributed earnings of affiliated companies in the amount of ¥12,070 million and ¥11,361 million at March 31, 2012 and 2011, respectively.